Exhibit 99.18

Client Name:	Bank of America Corporation
Client Project Name:	OBX 2021-J3
Start - End Dates:	1/2021 - 8/2021

Rating Agency ATR QM Data Fields

Loans in Report:	1

Loan Number	Alt Loan Number	Loan Level ATR/QM Status	Application Date Prior to 1/10/2014	TRID Indicator	Lender Application Date	Broker Application Date	GSE Eligible	QRM Flag	ATR/QM Total Points and Fees	Rate Lock Date	APR	Bwr 1 Employment Indicator	Bwr 2 Employment Indicator	Bwr 1 Foreign National Indicator	Bwr 2 Foreign National Indicator	Borrowers Qualified Through a Non-Resident Alien Program	Residual Income Analysis in File	ATR/QM Residual Income
XXXXXX	OBX2021J30015	QM: Safe Harbor	No	Yes	XXXXXX	Not Applicable	No	Yes	1465	12/21/2020	2.6683	Employed	Employed	U.S. Citizen	U.S. Citizen	(No Data)	No	0

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